Assets and Liabilities Measured at Fair Value (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Recurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	$ 42,609,727	$ 42,566,577
Recurring fair value measurements | State, county and municipals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	9,307,627	15,964,231
Recurring fair value measurements | Mortgage-backed securities GSE residential
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	30,880,902	25,924,471
Recurring fair value measurements | Trust preferred securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	365,438	627,875
Recurring fair value measurements | Total debt securities available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	42,559,727	42,516,577
Recurring fair value measurements | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	50,000	50,000
Recurring fair value measurements | U.S. Government sponsored enterprises ( GSEs)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	2,005,760
Nonrecurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring fair value measurements	30,938,375	22,153,910
Nonrecurring fair value measurements | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring fair value measurements	25,525,940	21,155,090
Nonrecurring fair value measurements | Foreclosed Real Estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring fair value measurements	5,412,435	998,820
Level 2 | Recurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	42,194,289	41,888,702
Level 2 | Recurring fair value measurements | State, county and municipals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	9,307,627	15,964,231
Level 2 | Recurring fair value measurements | Mortgage-backed securities GSE residential
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	30,880,902	25,924,471
Level 2 | Recurring fair value measurements | Total debt securities available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	42,194,289	41,888,702
Level 2 | Recurring fair value measurements | U.S. Government sponsored enterprises ( GSEs)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	2,005,760
Level 3 | Recurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	415,438	677,875
Level 3 | Recurring fair value measurements | Trust preferred securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	365,438	627,875
Level 3 | Recurring fair value measurements | Total debt securities available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	365,438	627,875
Level 3 | Recurring fair value measurements | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	50,000	50,000
Level 3 | Nonrecurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring fair value measurements	30,938,375	22,153,910
Level 3 | Nonrecurring fair value measurements | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring fair value measurements	25,525,940	21,155,090
Level 3 | Nonrecurring fair value measurements | Foreclosed Real Estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring fair value measurements	5,412,435	998,820
Total Gains (Losses) | Nonrecurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring fair value measurements	(2,650,321)	(3,011,477)
Total Gains (Losses) | Nonrecurring fair value measurements | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring fair value measurements	(1,848,164)	(2,844,797)
Total Gains (Losses) | Nonrecurring fair value measurements | Foreclosed Real Estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring fair value measurements	$ (802,157)	$ (166,680)